INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

November 12, 2021

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS Change Finance ESG ETF (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 261 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating a new series of the Trust, the AXS Change Finance ESG ETF.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/DIANE DRAKE
Diane Drake
Investment Managers Series Trust II